Common Shares and Warrants (Details) - USD ($)		3 Months Ended				6 Months Ended	12 Months Ended
		Feb. 29, 2020	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Feb. 29, 2020	Aug. 31, 2019		Aug. 31, 2018
Equity [Abstract]
Number of Shares Warrant Exercise							1,626,513	[1]	6,364,145
Total Value Warrant Exercise	[1]						$ 796,122
Number of Shares Option Exercise						110,000	430,000		545,875
Total Value Option Exercise		$ 11,000	$ 14,750	$ 18,500	$ 33,000	$ 11,000	$ 66,250		$ 93,702
Private placement, number of Shares						1,823,745	947,150
Private placement, total Value						$ 820,685	$ 1,515,440
Number of Shares Per Agreement	[2]						250,000
Total Value Per Agreement	[2]						$ 234,500
Number of Shares							3,253,663
Total Value							$ 2,612,312
Total number of shares issued in exercise of options and private placement						1,933,745
Total value of shares issued in exercise of options and private placement						$ 831,685

[1]	Includes 384,212 broker warrants exercised for gross proceeds of $191,742
[2]	The Company awarded the restricted common shares as required by consulting contracts